Fair Value of Financial Instruments (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Calculated aggregate value	$ 6,377	$ 7,386	$ 3,109
Weighted average exercise price	$ 0.30	$ 0.30	$ 0.40
Closing price per share of common stock	$ 0.60	$ 0.79	$ 0.42
Volatility	138.00%	165.60%	103.50%
Weighted average remaining expected life (years)	4 years 8 months 12 days	5 years	5 years
Risk-free interest rate	1.40%	1.80%	1.60%
Dividend yield	0.00%	0.00%	0.00%